Employee Defined Contribution Plans and Multi-Employer Pension Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Pension Fund	IAM National Pension Fund
EIN	516031295
Pension Plan Number	002
Pension Protection Act Zone Status (2011 and 2010)	Green	[1]
FIP/RP Status Pending/Implemented	No
Company Contributions	$ 2,699		$ 2,689
Surcharge Imposed	No
Expiration Date of Collective-BargainingAgreement	Nov. 03, 2013

[1]	Plans in the green zone are at least 80 percent funded.